Document And Entity Information	Sep. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2020
Entity Registrant Name	Group 1 Automotive, Inc.
Entity Central Index Key	0001031203
Entity Emerging Growth Company	false
Entity File Number	1-13461
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	76-0506313
Entity Address, Address Line One	800 Gessner
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	647-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	GPI
Name of each exchange on which registered	NYSE